Stock-based compensation - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Line Items]
Stock-based compensation		$ 435,000,000	$ 16,700,000	$ 447,682,000	$ 26,229,000	$ 50,134,000	$ 107,999,000	$ 69,266,000
Capitalized stock-based compensation expense related to internally developed software		65,600,000	3,500,000	68,348,000	6,944,000	13,646,000	13,118,000	$ 6,262,000
Unrecognized stock-based compensation cost	$ 13,900,000	13,900,000		13,900,000		$ 23,700,000
Weighted average period	1 year 6 months					1 year 4 months 24 days
Share based transaction modification of terms incremental compensation cost							31,600
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, exercisable, aggregate intrinsic value						$ 29,100,000	$ 24,800,000
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value							$ 14.19
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						0	1,730,000
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Unrecognized stock-based compensation cost	$ 309,900,000	309,900,000		309,900,000		$ 528,000,000
Weighted average period	3 years 2 months 12 days					10 months 24 days
Business Combination Shares [Member]
Stock Based Compensation [Line Items]
Stock-based compensation		8,200,000	$ 9,800,000	15,300,000	$ 20,200,000	$ 31,000,000
Unrecognized stock-based compensation cost	$ 48,100,000	$ 48,100,000		$ 48,100,000		$ 17,800,000
Weighted average period	2 years 3 months 18 days					1 year 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				1,473,000
Common Class A [Member]
Stock Based Compensation [Line Items]
Stock based compensation expense				$ 423,800,000
Capitalized costs related to internally developed software				$ 62,700,000